General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
General and administrative expenses
6.	General and administrative expenses

	Year ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
Employee compensation	6,173	5,994	4,808
Professional services	6,382	1,735	1,592
Depreciation and Amortization	465	510	476
Office expense	475	437	408
Others	1,794	1,277	977
Total	15,289	9,953	8,261